Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties, current		$ 13,012	$ 1,324,178
Amount due to related parties, non-current		2,360,147
Interest payable [Member] | Wenquan Zhu [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties, current	[1]	13,012
Loans [Member] | Wenquan Zhu [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties, current			1,283,901
Amount due to related parties, non-current	[1]	2,360,147
Payments on behalf [Member] | Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Schedule of Due to Related Parties [Line Items]
Amount due to related parties, current			$ 40,277

[1]	On May 10, 2024, the Group borrowed a 3-year long-term loan from its shareholder, Mr. Wenquan Zhu, for a total of RMB13,000,000 (approximately $1,788,860) with an annual interest rate of 6.2% and no collateral.